Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued shares (in Shares) | shares	215,299
Number of reportable segment (in Segment) | Segment	1
Cash	$ 679,442	$ 170,557
Cash equivalents
Impairments
Tax benefit percentage	50.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Public warrants shares (in Shares) | shares	11,500,000